Loss And Loss Adjustment Expense Reserves Reconciliation of the Claims Development to the Liability for Claims and Claim Adjustment Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	$ 19,734.9	$ 14,989.4
Total reinsurance recoverable on unpaid claims	4,694.2	3,779.1
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,695.6	1,478.2
Reinsurance recoverable on unpaid claims	39.4	19.1
Total gross liability for unpaid claims and claim adjustment expense	26,164.1	20,265.8	$ 18,105.4	$ 15,400.8
Other business
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	62.6	66.7
Total reinsurance recoverable on unpaid claims	463.8	358.6
Commercial Lines Segment | Commercial Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	5,381.1	3,586.3
Total reinsurance recoverable on unpaid claims	1,266.4	758.5
Commercial Lines Segment | Commercial Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	163.5	82.7
Total reinsurance recoverable on unpaid claims	2.4	(0.3)
Commercial Lines Segment | Commercial Lines - Other
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	229.8	0.0
Total reinsurance recoverable on unpaid claims	202.0	0.0
Property Segment | Property
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	650.5	474.7
Total reinsurance recoverable on unpaid claims	370.0	226.9
Agency Channel | Personal Lines Segment | Personal Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	6,274.3	5,378.7
Total reinsurance recoverable on unpaid claims	916.9	959.6
Agency Channel | Personal Lines Segment | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	277.6	82.4
Total reinsurance recoverable on unpaid claims	0.0	0.0
Direct Channel | Personal Lines Segment | Personal Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	6,373.2	5,277.3
Total reinsurance recoverable on unpaid claims	1,472.7	1,475.8
Direct Channel | Personal Lines Segment | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	322.3	40.6
Total reinsurance recoverable on unpaid claims	$ 0.0	$ 0.0